Document and Entity Information	Oct. 08, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001873529
Current Fiscal Year End Date	--01-02
Document Type	8-K
Document Period End Date	Oct. 08, 2024
Entity Registrant Name	KinderCare Learning Companies, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-42367
Entity Tax Identification Number	87-1653366
Entity Address, Address Line One	5005 Meadows Road
Entity Address, City or Town	Lake Oswego
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97035
City Area Code	(503)
Local Phone Number	872-1300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	KLC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false